Consolidated Statements of Comprehensive Earnings (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Unrealized gains (losses) on available-for-sale securities arising during period, taxes	$ (1,398)	$ 271	$ (1,830)
Reclassification adjustment for net gains (losses) included in net earnings, taxes	$ (170)	$ (67)	$ 176